Inventories	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Inventories

7.	Inventories
Inven
to
ries are comprised of the following:

	Yen in millions
	March 31
	2022	2023
Finished products	533,612	1,028,614
Work in process	163,206	244,140
Raw materials, purchased components and supplies	177,189	195,288

Inventories	874,007	1,468,042

For the fiscal year
s
ended March 31, 2021, 2022 and 2023 the write-downs of inventories were 73,594 million yen, 80,546 million yen and 110,901 million yen, respectively.
For the fiscal years ended March 31, 2021, 2022, and 2023 the amounts of inventories expensed and included in cost of sales were 2,057,248 million yen, 2,495,769 million yen, and 3,317,553 million yen, respectively. Included within these amounts for the fiscal years ended March 31, 2021, 2022 and 2023 were employee benefits expenses of 269,428 million yen, 282,765 million yen and 238,133 million yen, respectively, and depreciation and amortization expenses of 192,760 million yen, 201,860 million yen and 189,230 million yen, respectively. Other cost of sales mainly consists of material costs, subcontractor costs and other professional service fees.